Convertible Notes (Details) - Schedule of net carrying amount of the liability component convertible notes	Jun. 30, 2022 USD ($)
Principal outstanding [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the liability component convertible notes [Line Items]
Convertible Note 2021	$ 5,275,000
Convertible Note 2022	3,170,000
Convertible Notes - liability portion	8,445,000
Unamortized issuance cost [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the liability component convertible notes [Line Items]
Convertible Note 2021	(1,405,654)
Convertible Note 2022	(1,109,673)
Convertible Notes - liability portion	(2,515,327)
Net carrying value [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the liability component convertible notes [Line Items]
Convertible Note 2021	3,869,346
Convertible Note 2022	2,060,327
Convertible Notes - liability portion	$ 5,929,673